Class S Shares | Mercer Core Fixed Income Fund
Mercer Core Fixed Income Fund (formerly, Mercer Core Opportunistic Fixed Income Fund)
Investment Objective
The investment objective of the Fund is to provide total return, consisting of both current income and capital appreciation.
Fees and Expenses
These tables summarize the fees and expenses that you may pay if you invest in the Class S Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class S Shares Mercer Core Fixed Income Fund Class S
Redemption Fee on shares owned less than 30 days (as a % of total redemption proceeds)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class S Shares Mercer Core Fixed Income Fund Class S
Management Fees		0.34%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses (including custodial, legal, audit, transfer agent and Trustees’ fees and expenses, a sub-transfer agent payment of 0.10% paid by the Class S shares of the Fund and an internal adminstrative fee of 0.15% paid by the Class S shares of the Fund to the Advisor)		0.34%
Acquired Fund Fees and Expenses		none
Total Annual Fund Operating Expenses		0.93%
Management (Fee Waiver/Expense Reimbursement) or Recaptured Expense		(0.06%)
Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement) or Recaptured Expense	[1]	0.87%
[1]	The Trust, with respect to the Fund, and the Advisor have entered into a written contractual fee waiver and expense reimbursement agreement (the "expense reimbursement agreement") pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses (not including brokerage fees and expenses, interest, acquired fund fees and expenses and extraordinary expenses) otherwise would exceed 0.87% for the Class S shares of the Fund. Pursuant to the expense reimbursement agreement, the Advisor is entitled to recapture any fees the Advisor waives and Fund expenses that the Advisor reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such recapture by the Advisor will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund. The expense reimbursement agreement will remain in effect through July 31, 2014, and will continue in effect from year to year thereafter unless terminated by the Trust or the Advisor.

The “Other Expenses” shown are based on estimated amounts for the Fund’s current fiscal year, as the Class S shares of the Fund had not commenced operations as of the date of this prospectus.
Example
The example below is intended to help you compare the costs of investing in the Class S Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Class S shares of the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Class S Shares Mercer Core Fixed Income Fund Class S	89	290	509	1,138

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Class S Shares Mercer Core Fixed Income Fund Class S	89	290	509	1,138

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests principally in investment grade fixed income securities, including government securities, corporate bonds and securitized bonds such as mortgage and asset-backed securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities. The Fund also may invest in non-investment grade bonds (sometimes called high yield or junk bonds), non-U.S. dollar denominated bonds, bonds issued by issuers located in emerging capital markets, and certain derivative instruments. The Fund may invest in derivative instruments, such as options, futures, and swap agreements. The Fund may engage in transactions in derivatives for a variety of purposes, including changing the investment characteristics of its portfolio, enhancing total returns, or as a substitute for taking a position in the underlying asset. Generally, the Fund is managed to maintain a duration within 20% of the duration of the Barclays U.S. Aggregate Bond Index (as of June 30, 2013, the duration of the Index was approximately 5.49 years). Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates. The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.
Principal Risk Factors
The principal risks that could adversely affect the value of the Fund’s shares and the total return on your investment include the following, which appear in alphabetical order, not in order of importance or likelihood of occurrence. Loss of money is a risk of investing in the Fund.

Call or Prepayment Risk.  During periods of falling interest rates, issuers of callable bonds may repay securities with higher interest rates before maturity. This could expose the Fund to a potential loss on any premium to face value paid and to a lower rate of return upon reinvestment of principal. Early repayment of principal of mortgage-related securities could have the same effect.

Credit Risk.  Issuers of debt securities may be unable to make the required payments of interest and/or principal at the time that such payments are due. In addition, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also can adversely affect the values of the issuers’ debt securities. Issuers of investment grade securities may still default on their obligations.

Derivatives Risk.  The Fund may engage in a variety of transactions involving derivatives, such as options, futures, swap agreements, and mortgage- and asset-backed securities. Derivatives are financial instruments, the value of which depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes, or currencies. A subadvisor may use derivatives both for hedging and non-hedging purposes, although it is anticipated that the use of derivatives by the Fund will generally be limited to maintaining exposure to certain market segments or asset classes, or facilitating certain portfolio transactions. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadvisor to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility. Certain derivatives, such as swap agreements, are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Some derivatives are more sensitive to interest rate changes and market movements than other instruments. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Emerging Markets Investments Risk.  Emerging markets securities involve unique risks, such as exposure to economies that are less diverse and mature than those of the United States or more established foreign markets. Also, emerging markets securities are subject to the same risks as foreign investments, described above. Generally, these risks are more severe for issuers in countries with emerging capital markets. Also, economic or political instability may cause larger price changes in emerging markets securities than in other foreign investments.

Fixed-Income Securities Risk.  Fixed-income securities are affected by changes in interest rates and credit quality. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign Investments Risk.  Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and affect its share price. Generally, securities of many foreign issuers may be less liquid, and their prices may be more volatile, than the securities of comparable U.S. issuers. Transaction costs for foreign securities generally are higher than for comparable securities issued in the United States. Foreign securities may be subject to foreign taxes. Many foreign governments may supervise and regulate their financial markets less stringently than the United States government does. In addition, foreign issuers generally are not subject to the same types of accounting, auditing, or financial reporting standards as those that are applicable to U.S. issuers. As a result, with respect to foreign issuers, there may be less publicly available information regarding their operations and financial conditions, and the information that is available may be less reliable.

High Yield Securities Risk.  Securities rated below investment grade, sometimes called “junk bonds,” generally have more credit risk than higher-rated securities, are more likely to encounter financial difficulties, and are more vulnerable to changes in the economy. Companies issuing high yield, fixed income securities are not as strong financially as those companies issuing securities with higher credit ratings. Market situations, such as a sustained period of rising interest rates, could affect the ability of companies issuing high yield, fixed income securities to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment. The prices of high yield, fixed income securities fluctuate more than higher-quality securities, and are especially sensitive to developments affecting the company’s business and to changes in the ratings assigned by rating agencies. High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when the securities do trade, their prices may be significantly higher or lower than expected.

Interest Rate Risk.  Changes in interest rates may adversely affect the values of the securities held in the Fund’s portfolio. In general, the prices of debt securities fall when interest rates increase, and rise when interest rates decrease. The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

Issuer Risk.  The issuer of a security may perform poorly and the value of its stocks or bonds may decline as a result. An issuer of securities held by the Fund could become bankrupt or could default on its issued debt or have its credit rating downgraded.

Liquidity Risk.  The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security.

Management Techniques Risk.  The investment strategies, techniques, and risk analyses employed by the subadvisors, while designed to enhance potential returns, may not produce the desired results. The subadvisors may be incorrect in their assessments of the values of securities or their assessments of market or interest rate trends, which can result in losses to the Fund.

Market Risk.  The risk that movements in financial markets will adversely affect the prices of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry, country, or geographic region.

Mortgage-Backed and Asset-Backed Securities Risk.  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of call or prepayment risk, issuer risk, interest-rate and/or other market risks.

Portfolio Turnover Risk.  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transaction costs (which could reduce investment returns), and capital gains.

U.S. Government Securities Risk.  U.S. government agency obligations have different levels of credit support, and therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration or Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk.

The Fund is not intended to serve as a complete investment program.
Performance of the Fund
The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad measure of market performance.

Class S shares of the Fund had not commenced operations as of the date of this prospectus. The returns of the Class S shares would have been substantially similar to the returns of Class Y-3 shares; however, because the Class S shares are subject to a 12b-1 fee and an internal administrative fee, while the Class Y-3 shares are not, the returns of the Class S shares would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
(2006 is Class Y-3’s first full calendar year of operation) Total Return

Calendar Year
The Fund’s calendar year-to-date return as of June 30, 2013 was -2.44%.
The Fund’s highest return for a quarter during the periods shown above was 6.79%, for the quarter ended September 30, 2009.
The Fund’s lowest return for a quarter during the periods shown above was -3.85%, for the quarter ended September 30, 2008.
Average Annual Total Returns For the Periods Ended December 31, 2012
Average Annual Total Returns Class S Shares Mercer Core Fixed Income Fund		1 Year	5 Years	Life of Fund	Inception Date
Class Y-3 Shares		8.10%	6.17%	5.53%	Aug. 15, 2005
Class Y-3 Shares Return After Taxes on Distributions		6.34%	4.38%	3.94%	Aug. 15, 2005
Class Y-3 Shares Return After Taxes on Distributions and Sale of Fund Shares		5.36%	4.23%	3.81%	Aug. 15, 2005
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	4.22%	5.95%	5.64%	Aug. 15, 2005
[1]	The Barclays U.S. Aggregate Bond Index is an index that measures the performance of securities from the Barclays U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index. The Barclays U.S. Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the United States and includes U.S. government and corporate debt securities, mortgage- and asset-backed securities, and international U.S. dollar-denominated bonds. All securities contained in the Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year. The index is unmanaged and cannot be invested in directly.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.